SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Common Share (Details) - USD ($)	2 Months Ended			3 Months Ended			6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019		Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss)	$ (1,450)	$ (1,450)		$ (1,335,040)		$ 3,031,538	$ 1,696,498
Less: Income attributable to common stock subject to possible redemption				0			(2,558,125)
Adjusted net income				$ (1,335,040)			$ (861,627)
Weighted average shares outstanding, basic and diluted		25,000,000	[1]	31,167,195	[2]		30,397,160	[2]
Basic and diluted net (loss) income per common share		$ 0.00		$ (0.04)	[3]		$ (0.03)	[3]

[1]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).
[2]	Excludes an aggregate of 105,858,072 shares subject to possible redemption at June 30, 2020.
[3]	Excludes interest income of $0 and $2,558,125 attributable to shares subject to possible redemption for the three and six months ended June 30, 2020 (see Note 2).